Schedule of Average Exchange Rates and Reporting Date Exchange Rates (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Average foreign exchange rate	0.6556	0.6734
Reporting date exchange rates	0.6624	0.6630